Supplemental Disclosure of Cash Flow Information	12 Months Ended
Dec. 31, 2013
Entity Information [Line Items]
Supplemental Disclosure of Cash Flow Information
Supplemental Disclosure of Cash Flow Information

	Year Ended December 31,
	2013	2012	2011
	(in thousands)
Cash paid for interest expense	$48,646	$42,348	$47,801
Cash paid for income taxes—continuing operations	$32,937	$1,103	$559
Non-cash investing activities:
Accrual for estimated shortfall loans to SVH	$—	$—	$4,697
Non-cash financing activities:
Capital leases assumed in acquisitions	$179	$14,896	$—

LIN Television
Entity Information [Line Items]
Supplemental Disclosure of Cash Flow Information
Supplemental Disclosure of Cash Flow Information

	Year Ended December 31,
	2013	2012	2011
	(in thousands)
Cash paid for interest expense	$48,646	$42,348	$47,801
Cash paid for income taxes—continuing operations	$32,937	$1,103	$559
Non-cash investing activities:
Accrual for estimated shortfall loans to SVH	$—	$—	$4,697
Non-cash financing activities:
Capital leases assumed in acquisitions	$179	$14,896	$—